UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 92.6%(a)

COMMERCIAL SERVICES SECTOR - 5.8%
	Financial Publishing/Services - 2.1%
290,000	The Dun & Bradstreet Corp.	$22,808,500
	Miscellaneous Commercial Services - 2.5%
686,000	Cintas Corp.	28,057,400
	Personnel Services - 1.2%
425,000	Robert Half International Inc.	13,523,500

CONSUMER DURABLES SECTOR - 1.5%
	Other Consumer Specialties - 1.5%
399,000	Mine Safety Appliances Co.	17,041,290

DISTRIBUTION SERVICES SECTOR - 18.5%
	Electronics Distributors - 9.6%
415,000	Anixter International Inc.	26,551,700
1,353,000	Arrow Electronics Inc. *	51,522,240
857,000	ScanSource Inc. *	27,226,890
		105,300,830
	Medical Distributors - 6.4%
585,000	Owens & Minor Inc.	16,678,350
1,571,000	Patterson Cos. Inc.	53,775,330
		70,453,680
	Wholesale Distributors - 2.5%
676,000	World Fuel Services Corp.	27,830,920

ELECTRONIC TECHNOLOGY SECTOR - 1.5%
	Electronic Production Equipment - 1.5%
635,000	MKS Instruments Inc.	16,370,300

ENERGY MINERALS SECTOR - 3.5%
	Oil & Gas Production - 3.5%
661,000	Cimarex Energy Co.	38,159,530

FINANCE SECTOR - 13.8%
	Finance/Rental/Leasing - 2.2%
494,000	Ryder System Inc.	24,665,420
	Insurance Brokers/Services - 2.4%
748,000	Arthur J. Gallagher & Co.	25,918,200
	Life/Health Insurance - 2.5%
977,000	Protective Life Corp.	27,922,660
	Property/Casualty Insurance - 3.0%
890,000	W.R. Berkley Corp.	33,588,600
	Regional Banks - 3.7%
613,000	Cullen/Frost Bankers Inc.	33,267,510
356,600	Zions Bancorporation	7,631,240
		40,898,750

HEALTH SERVICES SECTOR - 4.6%
	Health Industry Services - 2.8%
537,000	Covance Inc. *	31,022,490
	Medical/Nursing Services - 1.8%
961,500	VCA Antech Inc. *	20,239,575

HEALTH TECHNOLOGY SECTOR - 4.4%
	Medical Specialties - 4.4%
253,875	Bio-Rad Laboratories Inc. *	26,669,569
388,000	West Pharmaceutical Services Inc.	21,243,000
		47,912,569

INDUSTRIAL SERVICES SECTOR - 3.3%
	Oilfield Services/Equipment - 3.3%
303,000	Bristow Group Inc.	16,258,980
1,824,000	McDermott International Inc. *	20,100,480
		36,359,460

PROCESS INDUSTRIES SECTOR - 11.3%
	Chemicals: Specialty - 6.2%
323,000	Compass Minerals International Inc.	24,131,330
466,000	Innophos Holdings Inc.	21,669,000
305,000	Sigma-Aldrich Corp.	22,441,900
		68,242,230
	Containers/Packaging - 2.8%
651,000	AptarGroup Inc.	31,065,720
	Industrial Specialties - 2.3%
737,000	H.B. Fuller Co.	25,662,340

PRODUCER MANUFACTURING SECTOR - 14.0%
	Auto Parts: OEM - 2.3%
1,335,050	Gentex Corp.	25,125,641
	Electrical Products - 3.4%
1,701,000	Molex Inc. - Cl A	37,966,320
	Industrial Machinery - 3.3%
898,000	Kennametal Inc.	35,920,000
	Miscellaneous Manufacturing - 3.1%
576,000	Carlisle Cos. Inc.	33,845,760
	Office Equipment/Supplies - 1.9%
604,000	Avery Dennison Corp.	21,091,680

RETAIL TRADE SECTOR - 3.7%
	Discount Stores - 1.5%
252,000	Family Dollar Stores Inc.	15,979,320
	Specialty Stores - 2.2%
333,000	Advance Auto Parts Inc.	24,092,550

TECHNOLOGY SERVICES SECTOR - 4.0%
	Data Processing Services - 3.0%
1,451,000	Broadridge Financial Solutions Inc.	33,198,880
	Information Technology Services - 1.0%
276,000	Jack Henry & Associates Inc.	10,835,760

TRANSPORTATION SECTOR - 2.7%
	Air Freight/Couriers - 1.1%
352,000	Forward Air Corp.	12,323,520
	Marine Shipping - 1.6%
275,000	Kirby Corp. *	17,019,750
	Total common stocks (cost $814,242,133)	1,020,443,145

SHORT-TERM INVESTMENTS - 8.6%(a)
	Commercial Paper - 8.6%
$94,600,000	U.S. Bank, N.A., 0.05%, due 01/02/13	94,599,868
	Total short-term investments (cost $94,599,868)	94,599,868
	Total investments - 101.2% (cost $908,842,001)	1,115,043,013
	Liabilities, less other assets - (1.2%) (a)	(13,561,310)
	TOTAL NET ASSETS - 100.0%	$1,101,481,703

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$908,842,001

Gross unrealized appreciation	222,129,017
Gross unrealized depreciation	(15,928,005)
Net unrealized appreciation	$206,201,012

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,020,443,145

Level 2 – Short-Term Investments	$94,599,868
Level 3 -	---
Total	$1,115,043,013

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.

     By (Signature and Title) /s/ Ted D. Kellner
                           Ted D. Kellner, President/Principal Executive Officer

 Date February 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Ted D. Kellner
                           Ted D. Kellner, President/Principal Executive Officer

 Date February 12, 2013

 By (Signature and Title) /s/ Ted D. Kellner
                           Ted D. Kellner, Treasurer/Principal Executive Officer

Date February 12, 2013